UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08012

Investment Company Act File Number

Government Obligations Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Government Obligations Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 76.9%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
2.479%, with maturity at 2036(1)	$3,250		$3,432,848
2.499%, with maturity at 2038(1)	3,420		3,605,138
2.532%, with maturity at 2035(1)	2,293		2,421,698
2.873%, with maturity at 2035(1)	5,371		5,698,336
2.907%, with maturity at 2034(1)	1,322		1,404,745
4.50%, with various maturities to 2035	3,641		3,930,151
5.00%, with various maturities to 2018	937		975,391
5.50%, with various maturities to 2032	1,341		1,407,041
6.00%, with various maturities to 2035	7,532		8,590,378
6.50%, with various maturities to 2036	22,641		26,100,029
6.87%, with maturity at 2024	74		82,524
7.00%, with various maturities to 2036	14,803		17,186,703
7.09%, with maturity at 2023	327		361,470
7.25%, with maturity at 2022	390		432,296
7.31%, with maturity at 2027	110		127,749
7.50%, with various maturities to 2035	13,380		15,964,407
7.63%, with maturity at 2019	70		73,629
7.75%, with maturity at 2018	4		4,038
7.78%, with maturity at 2022	39		43,613
7.85%, with maturity at 2020	63		66,828
8.00%, with various maturities to 2028	2,341		2,585,759
8.13%, with maturity at 2019	132		138,686
8.15%, with various maturities to 2021	114		123,438
8.25%, with maturity at 2017	11		11,790
8.50%, with various maturities to 2031	2,807		3,273,338
9.00%, with various maturities to 2027	852		877,950
9.25%, with maturity at 2017	0	(2)	77
9.50%, with various maturities to 2026	548		588,153
10.50%, with maturity at 2020	184		202,770

			$99,710,973

Federal National Mortgage Association:
1.889%, with various maturities to 2033(1)	$1,985		$2,049,938
1.899%, with various maturities to 2044(1)	2,381		2,454,766
1.901%, with various maturities to 2035(1)	16,814		17,414,145
1.976%, with various maturities to 2035(1)	1,567		1,607,123
2.01%, with maturity at 2031(1)	1,114		1,134,711
2.167%, with maturity at 2037(1)	3,452		3,539,064
2.406%, with maturity at 2040(1)	1,150		1,206,626
2.532%, with maturity at 2033(1)	7,787		8,225,997
2.554%, with maturity at 2036(1)	3,806		4,029,789
2.584%, with maturity at 2036(1)	794		808,925
2.946%, with maturity at 2027(1)	1,186		1,251,491
2.989%, with maturity at 2036(1)	830		851,690
3.592%, with maturity at 2021(1)	471		484,508
3.646%, with maturity at 2034(1)	3,458		3,740,593
3.708%, with maturity at 2035(1)	3,842		4,155,895
3.791%, with maturity at 2036(1)	230		242,400
3.812%, with maturity at 2036(1)	11,845		12,814,467
3.953%, with maturity at 2034(1)	3,351		3,625,641
4.09%, with maturity at 2035(1)	3,334		3,616,548
4.657%, with maturity at 2034(1)	8,215		8,895,791
5.00%, with maturity at 2027	171		188,470

Security	Principal Amount (000’s omitted)		Value
5.50%, with various maturities to 2030	$1,069		$1,124,999
6.00%, with various maturities to 2038	10,735		12,262,365
6.476%, with maturity at 2025(3)	108		122,890
6.50%, with various maturities to 2038(4)	89,366		103,686,626
7.00%, with various maturities to 2037	47,865		56,208,818
7.50%, with various maturities to 2035	4,016		4,720,286
7.875%, with maturity at 2021	314		350,911
8.00%, with various maturities to 2034	17,343		20,891,789
8.015%, with maturity at 2030(3)	8		9,184
8.25%, with maturity at 2025	112		126,412
8.33%, with maturity at 2020	198		216,138
8.426%, with maturity at 2021(3)	31		34,957
8.50%, with various maturities to 2032	2,814		3,395,514
9.00%, with various maturities to 2030	263		300,232
9.50%, with various maturities to 2030	604		669,084
9.501%, with maturity at 2025(3)	9		9,618
9.553%, with maturity at 2021(3)	20		21,933
9.566%, with maturity at 2025(3)	1		713
9.717%, with maturity at 2020(3)	1		1,300
9.75%, with maturity at 2019	7		7,669
9.754%, with maturity at 2021(3)	28		31,471
9.765%, with maturity at 2025(3)	5		5,663
9.986%, with maturity at 2023(3)	18		20,064
10.05%, with maturity at 2021(3)	12		13,312
10.995%, with maturity at 2021(3)	0	(2)	562
11.00%, with maturity at 2020	8		9,229

			$286,580,317

Government National Mortgage Association:
1.625%, with maturity at 2027(1)	$187		$192,271
2.00%, with maturity at 2026(1)	208		213,420
6.00%, with various maturities to 2033	26,732		31,232,686
6.10%, with maturity at 2033	7,222		8,343,185
6.50%, with various maturities to 2034	6,849		8,038,277
7.00%, with various maturities to 2034	16,975		19,674,673
7.50%, with various maturities to 2032	2,299		2,665,548
8.00%, with various maturities to 2034	3,091		3,627,708
8.25%, with maturity at 2019	29		30,390
8.30%, with maturity at 2020	13		13,872
8.50%, with various maturities to 2018	156		160,804
9.00%, with various maturities to 2027	2,962		3,533,117
9.50%, with various maturities to 2026	1,582		1,846,135

			$79,572,086

Total Mortgage Pass-Throughs (identified cost $452,050,095)			$465,863,376

Collateralized Mortgage Obligations — 7.3%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$102		$116,947
Series 1822, Class Z, 6.90%, 3/15/26	507		571,132
Series 1829, Class ZB, 6.50%, 3/15/26	198		216,900
Series 1896, Class Z, 6.00%, 9/15/26	252		278,218
Series 2075, Class PH, 6.50%, 8/15/28	128		143,588
Series 2091, Class ZC, 6.00%, 11/15/28	435		487,942
Series 2102, Class Z, 6.00%, 12/15/28	119		135,452
Series 2115, Class K, 6.00%, 1/15/29	908		1,010,513

Security	Principal Amount (000’s omitted)	Value
Series 2142, Class Z, 6.50%, 4/15/29	$284	$329,218
Series 2245, Class A, 8.00%, 8/15/27	4,160	4,977,372
Series 4039, Class ME, 2.00%, 12/15/40	1,596	1,604,771
Series 4319, Class SY, 7.127%, 3/15/44(5)	1,336	1,376,621
Series 4336, Class GU, 3.50%, 2/15/53	1,878	1,928,738
Series 4385, Class SC, 8.336%, 9/15/44(5)	2,029	2,155,049
Series 4407, Class LN, 8.324%, 12/15/43(5)	1,865	1,980,874
Series 4495, Class JA, 3.50%, 5/15/45	2,599	2,661,251

		$19,974,586

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$117	$129,682
Series G92-44, Class ZQ, 8.00%, 7/25/22	35	36,098
Series G93-36, Class ZQ, 6.50%, 12/25/23	4,932	5,485,020
Series 1993-16, Class Z, 7.50%, 2/25/23	156	175,357
Series 1993-39, Class Z, 7.50%, 4/25/23	441	500,903
Series 1993-45, Class Z, 7.00%, 4/25/23	503	563,697
Series 1993-149, Class M, 7.00%, 8/25/23	174	193,264
Series 1993-178, Class PK, 6.50%, 9/25/23	374	413,566
Series 1994-40, Class Z, 6.50%, 3/25/24	395	438,143
Series 1994-42, Class K, 6.50%, 4/25/24	1,696	1,879,772
Series 1994-82, Class Z, 8.00%, 5/25/24	624	716,237
Series 1997-81, Class PD, 6.35%, 12/18/27	240	268,202
Series 2000-49, Class A, 8.00%, 3/18/27	416	486,216
Series 2001-81, Class HE, 6.50%, 1/25/32	895	1,045,677
Series 2002-1, Class G, 7.00%, 7/25/23	239	266,309
Series 2005-37, Class SU, 27.494%, 3/25/35(5)	927	1,280,096
Series 2012-35, Class GE, 3.00%, 5/25/40	5,139	5,235,441
Series 2015-42, Class SC, 7.374%, 5/25/45(5)	1,021	1,026,352

		$20,140,032

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$266	$308,840
Series 2011-156, Class GA, 2.00%, 12/16/41	1,589	1,500,569
Series 2015-62, Class PQ, 3.00%, 5/20/45	2,345	2,384,885

		$4,194,294

Total Collateralized Mortgage Obligations (identified cost $42,225,683)		$44,308,912

U.S. Government Agency Obligations — 6.2%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
3.25%, 7/1/30	$8,000	$8,261,912
3.28%, 3/25/36	7,900	8,054,856
3.44%, 2/23/40	4,746	4,538,058

		$20,854,826

Federal Home Loan Bank:
4.75%, 3/10/23	$4,500	$5,342,089
5.50%, 7/15/36	5,660	7,690,763
5.75%, 6/12/26	2,720	3,518,954

		$16,551,806

Total U.S. Government Agency Obligations (identified cost $35,210,754)		$37,406,632

U.S. Treasury Obligations — 1.4%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(4)	$6,000	$8,192,112

Total U.S. Treasury Obligations (identified cost $6,142,703)		$8,192,112

Short-Term Investments — 7.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(6)	$44,898	$44,898,496

Total Short-Term Investments (identified cost $44,898,496)		$44,898,496

Total Investments — 99.2% (identified cost $580,527,731)		$600,669,528

Other Assets, Less Liabilities — 0.8%		$5,149,442

Net Assets — 100.0%		$605,818,970

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2016.

(2)	Principal amount is less than $500.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2016.

(4)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2016.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $27,917.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	231	Short	Mar-16	$(50,253,328)	$(50,502,375)	$(249,047)
U.S. 5-Year Treasury Note	705	Short	Mar-16	(83,555,280)	(85,073,672)	(1,518,392)
U.S. 10-Year Treasury Note	220	Long	Mar-16	27,751,469	28,507,188	755,719
U.S. Long Treasury Bond	131	Short	Mar-16	(20,053,235)	(21,095,094)	(1,041,859)
U.S. Ultra-Long Treasury Bond	260	Long	Mar-16	40,935,781	43,208,750	2,272,969

						$219,390

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
LCH.Clearnet	$100,000	Receives	3-month USD- LIBOR-BBA	2.448%	10/20/25	$(4,068,654)

						$(4,068,654)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Depreciation
Deutsche Bank AG	$20,000	Receives	3-month USD- LIBOR-BBA	2.82%	June 1, 2017/ June 1, 2047	$(2,067,168)

						$(2,067,168)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$588,538,298

Gross unrealized appreciation	$14,841,865
Gross unrealized depreciation	(2,710,635)

Net unrealized appreciation	$12,131,230

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures contracts, interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2016 was as follows:

Derivative	Fair Value
	Asset Derivative		Liability Derivative
Futures contracts	$3,028,688	(1)	$(2,809,298	)(1)
Swap contracts	—		(2,067,168)
Swap contracts (centrally cleared)	—		(4,068,654)

Total	$3,028,688		$(8,945,120)

(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$465,863,376	$—	$465,863,376
Collateralized Mortgage Obligations	—	44,308,912	—	44,308,912
U.S. Government Agency Obligations	—	37,406,632	—	37,406,632

Asset Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$8,192,112	$—	$8,192,112
Short-Term Investments	—	44,898,496	—	44,898,496
Total Investments	$—	$600,669,528	$—	$600,669,528
Futures Contracts	$3,028,688	$—	$—	$3,028,688
Total	$3,028,688	$600,669,528	$—	$603,698,216

Liability Description
Futures Contracts	$(2,809,298)	$—	$—	$(2,809,298)
Swap Contracts	—	(6,135,822)	—	(6,135,822)
Total	$(2,809,298)	$(6,135,822)	$—	$(8,945,120)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Andrew Szczurowski
Andrew Szczurowski
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Szczurowski
Andrew Szczurowski
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016